Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current tax	$ (10.3)	$ (13.6)	$ (23.4)	$ (28.7)
Change in deferred tax	5.5	(1.3)	6.0	(4.4)
Total	$ (4.8)	$ (14.9)	$ (17.4)	$ (33.1)